Cash and Investments	12 Months Ended
Dec. 31, 2017
Investments and Cash1 [Abstract]
Cash and Investments
Cash and Investments

Holding company cash and investments, portfolio investments and short sale and derivative obligations are classified as FVTPL, except for investments in associates and other invested assets which are classified as other, and are shown in the table below:

	December 31, 2017	December 31, 2016
Holding company
Cash and cash equivalents (note 27)	995.4	533.2
Short term investments	115.4	285.4
Bonds	380.9	264.8
Preferred stocks	2.8	1.0
Common stocks(1)	784.9	153.2
Derivatives (note 7)	11.2	39.6
	2,290.6	1,277.2
Assets pledged for short sale and derivative obligations:
Short term investments	77.8	82.6
Bonds	—	11.8
	77.8	94.4

	2,368.4	1,371.6
Short sale and derivative obligations (note 7)	(11.5)	(42.2)
	2,356.9	1,329.4

Portfolio investments
Cash and cash equivalents (note 27)	7,384.1	3,943.4
Short term investments	9,998.4	5,994.6
Bonds	9,164.1	9,323.2
Preferred stocks	296.8	69.6
Common stocks(1)	4,838.7	4,158.8
Investments in associates (note 6)	2,487.0	2,393.0
Derivatives (note 7)	192.6	163.7
Other invested assets	62.8	16.0
	34,424.5	26,062.3
Assets pledged for short sale and derivative obligations:
Cash and cash equivalents (note 27)	16.8	—
Short term investments	145.7	189.6
Bonds	32.2	38.9
	194.7	228.5

Fairfax India cash, portfolio investments and associates	1,762.5	1,002.6
Fairfax Africa cash, portfolio investments and associates	631.5	—
	2,394.0	1,002.6

	37,013.2	27,293.4
Short sale and derivative obligations (note 7)	(114.7)	(192.1)
	36,898.5	27,101.3

Total investments	39,255.4	28,430.7

(1)	Common stocks include investments in limited partnerships and other funds with carrying values of $1,903.7 and $90.9 respectively at December 31, 2017 (December 31, 2016 - $1,171.6 and $157.1).

Fairfax India and Fairfax Africa cash, portfolio investments and associates were comprised as follows:

	Fairfax India		Fairfax Africa
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Cash and cash equivalents (note 27)	44.0	173.2	329.7	—
Short term investments	34.3	33.6	57.2	—
Bonds	694.2	528.8	19.4	—
Common stocks	40.5	26.5	4.9	—
Investments in associates (note 6)	949.5	240.5	219.8	—
Derivatives and other invested assets	—	—	0.5	—
	1,762.5	1,002.6	631.5	—

Restricted cash and cash equivalents at December 31, 2017 of $835.0 (December 31, 2016 - $430.7) was comprised primarily of amounts required to be maintained on deposit with various regulatory authorities to support the subsidiaries' insurance and reinsurance operations. Restricted cash and cash equivalents are included on the consolidated balance sheet in holding company cash and investments, or in portfolio investments within subsidiary cash and short term investments, assets pledged for short sale and derivative obligations and Fairfax India and Fairfax Africa cash, portfolio investments and associates.
The company's subsidiaries have pledged cash and investments, inclusive of trust funds and regulatory deposits, as security for their own obligations to pay claims or make premium payments (these pledges are either direct or to support letters of credit). In order to write insurance business in certain jurisdictions (primarily U.S. states) the company's subsidiaries must deposit funds with local insurance regulatory authorities to provide security for future claims payments as ultimate protection for the policyholder. Additionally, some of the company's subsidiaries provide reinsurance to primary insurers, for which funds must be posted as security for losses that have been incurred but not yet paid. These pledges are in the normal course of business and are generally released when the payment obligation is fulfilled.
The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd's (note 20), for short sale and derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and fixed income securities within portfolio investments on the consolidated balance sheets.

	December 31, 2017	December 31, 2016
Regulatory deposits	4,256.8	4,748.2
Security for reinsurance and other	1,449.2	732.8
	5,706.0	5,481.0
Fixed Income Maturity Profile
Bonds are summarized by their earliest contractual maturity date in the table below. Actual maturities may differ from maturities shown below due to the existence of call and put features. At December 31, 2017 bonds containing call and put features represented approximately $3,390.3 and $93.3 respectively (December 31, 2016 - $4,498.0 and $196.2) of the total fair value of bonds. The table below does not reflect the impact of $1,693.8 (December 31, 2016 - $3,013.4) notional amount of U.S. treasury bond forward contracts (described in note 7) that reduce the company's exposure to interest rate risk.

	December 31, 2017		December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value
Due in 1 year or less	3,383.9	3,537.6	1,649.4	1,779.0
Due after 1 year through 5 years	3,540.7	3,720.2	3,245.9	3,447.6
Due after 5 years through 10 years	1,017.6	1,054.3	1,046.7	1,031.3
Due after 10 years	1,872.1	1,978.7	3,575.1	3,909.6
	9,814.3	10,290.8	9,517.1	10,167.5
Effective interest rate		4.0%		4.7%

The calculation of the effective interest rate of 4.0% (December 31, 2016 - 4.7%) is on a pre-tax basis and therefore does not give effect to the favourable tax treatment which the company expects to receive with respect to its tax advantaged U.S. state and municipal bond investments of approximately $2.3 billion (December 31, 2016 - $3.3 billion).
Fair Value Disclosures
The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2017				December 31, 2016
	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	8,770.0	8,770.0	—	—	4,649.8	4,649.8	—	—

Short term investments:
Canadian government	7.1	7.1	—	—	8.2	8.2	—	—
Canadian provincials	281.9	281.9	—	—	261.7	261.7	—	—
U.S. treasury	9,225.5	9,225.5	—	—	5,930.3	5,930.3	—	—
Other government	403.0	307.0	96.0	—	212.2	212.2	—	—
Corporate and other	511.3	—	466.3	45.0	173.4	—	173.4	—
	10,428.8	9,821.5	562.3	45.0	6,585.8	6,412.4	173.4	—
Bonds:
Canadian government	84.4	—	84.4	—	311.4	—	311.4	—
Canadian provincials	93.8	—	93.8	—	196.9	—	196.9	—
U.S. treasury	1,779.3	—	1,779.3	—	1,117.3	—	1,117.3	—
U.S. states and municipalities	2,452.1	—	2,452.1	—	4,732.2	—	4,732.2	—
Other government	1,799.4	—	1,799.4	—	1,176.2	—	1,176.2	—
Corporate and other	4,081.8	—	2,185.7	1,896.1	2,633.5	—	1,580.4	1,053.1
	10,290.8	—	8,394.7	1,896.1	10,167.5	—	9,114.4	1,053.1
Preferred stocks:
Canadian	240.7	—	11.3	229.4	22.2	—	10.9	11.3
U.S.	5.0	—	—	5.0	0.3	—	—	0.3
Other	53.9	1.5	3.6	48.8	48.1	0.6	15.1	32.4
	299.6	1.5	14.9	283.2	70.6	0.6	26.0	44.0
Common stocks:
Canadian	958.7	825.9	110.3	22.5	665.3	545.0	98.6	21.7
U.S.	1,583.3	474.8	66.9	1,041.6	1,172.6	629.6	33.9	509.1
Other funds	90.9	—	90.9	—	157.1	—	157.1	—
Other	3,036.1	1,713.7	415.1	907.3	2,343.5	1,037.2	532.5	773.8
	5,669.0	3,014.4	683.2	1,971.4	4,338.5	2,211.8	822.1	1,304.6

Derivatives and other invested assets	267.1	—	89.5	177.6	219.3	—	121.5	97.8

Short sale and derivative obligations	(126.2)	—	(126.2)	—	(234.3)	—	(234.3)	—

Holding company cash and investments and portfolio investments measured at fair value	35,599.1	21,607.4	9,618.4	4,373.3	25,797.2	13,274.6	10,023.1	2,499.5

	100.0%	60.7%	27.0%	12.3%	100.0%	51.5%	38.9%	9.6%

Investments in associates (note 6)(1)	4,629.3	2,004.3	45.3	2,579.7	3,267.3	1,100.1	40.9	2,126.3

(1)	The carrying value of investments in associates is determined using the equity method of accounting so fair value is presented separately in the table above.

Transfers between fair value hierarchy levels are considered effective from the beginning of the reporting period in which the transfer is identified. The increase in the company's Level 3 financial assets during 2017 was partially due to the consolidation of certain Allied World investments in limited partnerships that were classified as Level 3 common stocks ($583.8) based on their unobservable net asset values and inability to be liquidated or redeemed within three months. In addition, during 2017 a private placement debt security was transferred from Level 2 to Level 3 due to the modification of its terms and its credit spread (a key valuation input) becoming unobservable. During 2017 and 2016 there were no significant transfers of financial instruments between Level 1 and Level 2 and there were no other significant transfers of financial instruments in or out of Level 3 as a result of changes in the observability of valuation inputs.
A summary of changes in Level 3 financial assets measured at fair value on a recurring basis for the years ended December 31 follows:

	2017
	Private placement debt securities	Private company preferred shares	Limited partnerships and other	Private equity funds	Private company common shares	Derivatives and other invested assets	Total
Balance - January 1	1,053.1	44.0	981.4	167.8	155.4	97.8	2,499.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	190.2	1.3	243.4	(5.5)	22.6	(9.9)	442.1
Purchases	430.2	268.4	221.2	—	11.1	72.3	1,003.2
Sales and distributions	(209.7)	(34.1)	(443.4)	—	(19.4)	—	(706.6)
Acquisitions of subsidiaries (note 23)	22.4	—	583.8	—	29.9	9.7	645.8
Transfer into category	384.0	—	—	—	—	7.1	391.1
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	70.9	3.6	12.3	8.2	2.6	0.6	98.2
Balance - December 31	1,941.1	283.2	1,598.7	170.5	202.2	177.6	4,373.3

	2016
	Private placement debt securities	Private company preferred shares	Limited partnerships and other	Private equity funds	Private company common shares	Derivatives and other invested assets	Total
Balance - January 1	696.4	7.7	960.9	171.0	138.0	285.4	2,259.4
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(52.9)	2.5	102.7	(12.5)	(21.6)	(204.4)	(186.2)
Purchases	955.6	115.7	124.4	16.4	38.8	21.1	1,272.0
Sales and distributions	(548.2)	(82.5)	(202.9)	(10.2)	—	(4.9)	(848.7)
Transfer into category	9.4	0.4	—	—	—	—	9.8
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	(7.2)	0.2	(3.7)	3.1	0.2	0.6	(6.8)
Balance - December 31	1,053.1	44.0	981.4	167.8	155.4	97.8	2,499.5

The table below presents the valuation techniques, range of values applied for significant unobservable inputs and the typical relationship between significant unobservable inputs and estimated fair values for the company's significant Level 3 financial assets:

Asset class	Carrying value at December 31, 2017	Valuation technique	Significant unobservable input	Input range used		Effect on estimated fair value if input value is increased(a)
				Low	High
Private placement debt securities(b)(1)	1,340.4	Discounted cash flow	Credit spread	1.6%	18.9%	Decrease
Private placement debt securities(b)(2)	402.0	Net asset valuation of secured loans	Recoverability of assets	60.0%	100.0%	Increase
Limited partnerships and other(c)(3)	1,598.7	Net asset value	Net asset value / Price	N/A	N/A	Increase
Private company preferred shares(d)(4)	207.3	Discounted cash flow	Credit spread	3.5%	3.6%	Decrease
Private equity funds(c)(3)	100.9	Net asset value	Net asset value / Price	N/A	N/A	Increase
Private equity funds(c)(5)	69.6	Market comparable	Price/Earnings multiple	10.0	10.0	Increase
Private company common shares(c)(5)	81.2	Market comparable	Book value multiple	1.3	1.3	Increase
Private company common shares(c)(5)	40.5	Market comparable	Price/Earnings multiple	26.2	26.2	Increase
Warrants(e)(6)	73.1	Option pricing model	Equity volatility	24.6%	39.3%	Increase
CPI-linked derivatives(e)(7)	39.6	Option pricing model	Inflation volatility	0.0%	3.7%	Increase

(a)	Decreasing the input value would have the opposite effect on the estimated fair value.

(b)	Classified within holding company cash and investments or bonds on the consolidated balance sheet.

(c)	Classified within holding company cash and investments or common stocks on the consolidated balance sheet.

(d)	Classified within preferred stocks on the consolidated balance sheet.

(e)	Classified within holding company cash and investments or derivatives and other invested assets on the consolidated balance sheet.

(1)
Valued using industry accepted discounted cash flow models that incorporate credit spreads of the issuers, which are not market observable. At December 31, 2017 this asset class consisted of 7 investments, the largest being $663.6. By increasing (decreasing) the credit spreads within a reasonably possible range, the fair value of these private placement debt securities would decrease by $41.6 (increase by $44.3).

(2)	At December 31, 2017 this asset class consisted of 2 investments, the larger being $253.0.

(3)
Valued primarily based on net asset value statements provided by the respective third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 because they may require at least three months' notice to liquidate. The company has not applied reasonably possible alternative assumptions to the estimated fair value of these investments due to their diverse nature and resulting dispersion of prices. At December 31, 2017 limited partnerships and other consisted of 47 investments, the largest being $355.3.

(4)	Valued using industry accepted discounted cash flow models that incorporate market unobservable credit spreads of the preferred shares.

(5)
Fair values are determined by reference to various valuation measures for comparable companies and transactions, including relevant valuation multiples. In some instances, such investments are classified as Level 3 because the valuation multiples applied by the company are adjusted for differences in attributes between the investment and the underlying companies or transactions from which the valuation multiples were derived.

(6)
Valued using industry accepted option pricing models that incorporate market unobservable long-dated equity volatilities. A higher equity volatility generally results in a higher fair value due to the higher probability of obtaining a greater return from the warrant.

(7)	Valued based on broker-dealer quotes which management has determined utilize market observable inputs except for inflation volatility which is an unobservable input.
Investment Income
An analysis of investment income for the years ended December 31 follows:
Interest and dividends and share of profit of associates

	2017	2016
Interest income:
Cash and short term investments	117.5	33.4
Bonds	441.9	622.4
Derivatives and other	(44.8)	(141.4)
	514.6	514.4
Dividends:
Preferred stocks	2.1	11.2
Common stocks	71.1	55.6
	73.2	66.8

Investment expenses	(28.8)	(26.0)

Interest and dividends	559.0	555.2

Share of profit of associates (note 6)	200.5	24.2
Net gains (losses) on investments

	2017				2016
	Net realized gains (losses)		Net change in unrealized gains (losses)	Net gains (losses) on investments	Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments
Bonds	445.7		(167.7)	278.0	683.7		(400.4)		283.3
Preferred stocks	0.2		(0.5)	(0.3)	(68.0)	(4)(5)	61.6	(4)(5)	(6.4)
Common stocks	126.5		585.7	712.2	(162.2)	(4)(6)	91.2	(4)(6)	(71.0)
	572.4		417.5	989.9	453.5		(247.6)		205.9

Derivatives:
Common stock and equity index short positions	(485.6)	(1)	67.7	(417.9)	(915.8)	(1)	(264.0)		(1,179.8)
Common stock and equity index long positions	21.6	(1)	(2.0)	19.6	10.4	(1)	12.9		23.3
Equity index put options	—		—	—	(20.3)		7.2		(13.1)
Equity warrants and call options	22.9		15.4	38.3	—		(4.0)		(4.0)
CPI-linked derivatives	—		(71.0)	(71.0)	—		(196.2)		(196.2)
U.S. treasury bond forwards	(174.5)		21.3	(153.2)	96.7		(49.7)		47.0
Other	(8.4)		8.1	(0.3)	(70.6)		63.2		(7.4)
	(624.0)		39.5	(584.5)	(899.6)		(430.6)		(1,330.2)

Foreign currency net gains (losses) on:
Investing activities	0.8		88.0	88.8	54.4		(191.3)		(136.9)
Underwriting activities	(74.9)		—	(74.9)	19.7		—		19.7
Foreign currency contracts	(21.0)		9.9	(11.1)	6.5		(18.8)		(12.3)
	(95.1)		97.9	2.8	80.6		(210.1)		(129.5)

Gain on disposition of associates	999.9	(2)(3)	—	999.9	—		—		—

Other	2.1		57.3	59.4	3.2		47.0		50.2

Net gains (losses) on investments	855.3		612.2	1,467.5	(362.3)		(841.3)		(1,203.6)

(1)
Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are required to cash-settle on a quarterly or monthly basis the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement. The company discontinued its economic equity hedging strategy during the fourth quarter of 2016 and closed out $6,350.6 notional amount of short positions effected through equity index total return swaps (comprised of Russell 2000, S&P 500 and S&P/TSX 60 short equity index total return swaps) (see notes 7 and 24).

(2)
During 2017 the company sold a 24.3% equity interest in ICICI Lombard for net proceeds of $908.5 and recorded a net realized gain of $595.6. The company's remaining 9.9% equity interest in ICICI Lombard was reclassified to common stock measured at FVTPL and re-measured to fair value for a net realized gain of $334.5 (see note 6).

(3)
During 2017 the company acquired control of Grivalia Properties by increasing its equity interest to 52.7% and commenced consolidating Grivalia Properties in the Other reporting segment. As a result, the company re-measured its equity accounted carrying value of Grivalia Properties to fair value and recorded a net realized gain of $51.3 (see note 6).

(4)
During 2016 the company recognized net realized losses of $220.3 and $103.7 on common and preferred stock investments pursuant to the issuer's plan of restructuring and subsequent emergence from bankruptcy protection. Prior period unrealized losses on the common and preferred stock investments of $209.5 and $99.6 were reclassified to net realized losses with a net impact of nil on the consolidated statement of earnings.

(5)
During 2016 the company was required to convert a preferred stock investment into common shares of the issuer, resulting in a net realized gain on investment of $35.1 (the difference between the share price of the underlying common stock at the date of conversion and the exercise price of the preferred stock). Prior period unrealized gains on the preferred stock investment of $41.7 were reclassified to net realized gains with a net impact of nil on the consolidated statement of earnings.

(6)
During 2016 the company increased its ownership interest in APR Energy to 49.0% and commenced applying the equity method of accounting, resulting in the reclassification of an unrealized loss of $68.1 on APR Energy to realized losses with a net impact of nil on the consolidated statement of earnings.